INCOME TAX - Changes in valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Balance at the beginning of the year	¥ 107,782,306	¥ 40,764,285	¥ 24,508,473
Additions	32,473,625	68,593,841	25,114,239
Reduction		(1,575,820)	(8,858,427)
Balance at the end of the year	¥ 140,255,931	¥ 107,782,306	¥ 40,764,285